December 31, 2000                              . Pacific Select Exec
                                                 Separate Account of
                                                 Pacific Life & Annuity Company


                             Annual
                                Report


                                                             PACIFIC SELECT EXEC

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life & Annuity Company:

   We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (the "Separate Account") (comprised of the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value, Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts) as of December 31, 2000 and the related statement of operations and statement of changes in net assets for the periods from commencement of operations through December 31, 2000. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

   In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2000 and the results of their operations and the changes in their net assets for the periods from commencement of operations through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 2001

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                  Aggressive Emerging Diversified Small-Cap International            I-Net     Multi-   Equity   Growth
                    Equity   Markets   Research    Equity     Large-Cap    Equity  Tollkeeper Strategy  Income     LT
                   Variable  Variable  Variable   Variable    Variable    Variable  Variable  Variable Variable Variable
                   Account   Account    Account    Account     Account    Account   Account   Account  Account  Account
                  ------------------------------------------------------------------------------------------------------
ASSETS

Investments:

 Aggressive
 Equity
 Portfolio.......   $2,892
 Emerging Markets
 Portfolio.......             $1,631
 Diversified
 Research
 Portfolio.......                        $894
 Small-Cap Equity
 Portfolio.......                                  $4,691
 International
 Large-Cap
 Portfolio.......                                              $6,676
 Equity
 Portfolio.......                                                          $1,226
 I-Net Tollkeeper
 Portfolio.......                                                                    $8,479
 Multi-Strategy
 Portfolio.......                                                                              $9,751
 Equity Income
 Portfolio.......                                                                                       $7,631
 Growth LT
 Portfolio.......                                                                                               $18,880

Receivables:

 Due from Pacific
 Life Insurance
 Company.........                                     187         187                                               234
                  ------------------------------------------------------------------------------------------------------
Total Assets.....    2,892     1,631      894       4,878       6,863       1,226     8,479     9,751    7,631   19,114
                  ------------------------------------------------------------------------------------------------------
LIABILITIES

Payables:

 Fund shares
 purchased.......                                     187         187                                               234
                  ------------------------------------------------------------------------------------------------------
Total
Liabilities......                                     187         187                                               234
                  ------------------------------------------------------------------------------------------------------
NET ASSETS.......   $2,892    $1,631     $894      $4,691      $6,676      $1,226    $8,479    $9,751   $7,631  $18,880
                  ------------------------------------------------------------------------------------------------------
Shares Owned in
each Portfolio...      261       242       81         221         851          47     1,250       633      325      603
                  ------------------------------------------------------------------------------------------------------
Cost of
Investments .....   $3,250    $1,741     $870      $5,020      $6,892      $1,340   $11,177   $10,036   $7,729  $22,221
                  ======================================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000

                    Mid-Cap   Equity  Small-Cap          International Government Managed   Money   High Yield Large-Cap
                     Value    Index     Index     REIT       Value     Securities   Bond    Market     Bond      Value
                    Variable Variable Variable  Variable   Variable     Variable  Variable Variable  Variable  Variable
                    Account  Account   Account  Account     Account     Account   Account  Account   Account    Account
                   -----------------------------------------------------------------------------------------------------
ASSETS

Investments:
 Mid-Cap Value
 Portfolio........   $5,701
 Equity Index
 Portfolio........           $16,708
 Small-Cap Index
 Portfolio........                     $3,270
 REIT Portfolio...                                $691
 International
 Value Portfolio..                                          $10,226
 Government
 Securities
 Portfolio........                                                      $11,748
 Managed Bond
 Portfolio........                                                                 $7,080
 Money Market
 Portfolio........                                                                         $105,137
 High Yield Bond
 Portfolio........                                                                                    $4,000
 Large-Cap Value
 Portfolio........                                                                                              $16,132

Receivables:

 Due from Pacific
 Life Insurance
 Company..........       94      140                                                                      94
                   -----------------------------------------------------------------------------------------------------
Total Assets......    5,795   16,848    3,270      691       10,226      11,748     7,080   105,137    4,094     16,132
                   -----------------------------------------------------------------------------------------------------
LIABILITIES

Payables:

 Fund shares
 purchased........       94      140                                                                      94
                   -----------------------------------------------------------------------------------------------------
Total Liabilities.       94      140                                                                      94
                   -----------------------------------------------------------------------------------------------------
NET ASSETS........   $5,701  $16,708   $3,270     $691      $10,226     $11,748    $7,080  $105,137   $4,000    $16,132
                   =====================================================================================================
Shares Owned in
each Portfolio....      442      490      294       56          645       1,101       655    10,420      520      1,281
                   =====================================================================================================
Cost of
Investments.......   $5,417  $17,552   $3,247     $674      $10,012     $11,611    $7,009  $105,252   $4,061    $15,711
                   =====================================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

                   Aggressive Emerging Diversified  Small-Cap  International            I-Net     Multi-   Equity   Growth
                     Equity   Markets   Research     Equity      Large-Cap    Equity  Tollkeeper Strategy  Income     LT
                    Variable  Variable  Variable    Variable     Variable    Variable  Variable  Variable Variable Variable
                    Account   Account    Account   Account (1)    Account    Account   Account   Account  Account  Account
                   --------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends (1)...                           $1          $13           $5                            $47      $11       $40
                   --------------------------------------------------------------------------------------------------------
Net Investment
Income...........                            1           13            5                             47       11        40
                   --------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS

 Net realized
 loss from
 security
 transactions....     ($59)    ($226)                   (72)         (70)       ($6)      ($66)      (6)              (111)

 Net unrealized
 appreciation
 (depreciation)
 on investments..     (359)     (109)       24         (330)        (217)      (114)    (2,698)    (285)     (98)   (3,342)
                   --------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
investments......     (418)     (335)       24         (402)        (287)      (120)    (2,764)    (291)     (98)   (3,453)
                   --------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS..    ($418)    ($335)      $25        ($389)       ($282)     ($120)   ($2,764)   ($244)    ($87)  ($3,413)
                   ========================================================================================================

(1) Pacific Select Fund had declared dividends for the Aggressive Equity, Emerging Markets, and Equity Portfolios during 2000. These Variable Accounts did not own shares prior to the dividend's record dates.

See Notes to Financial Statements (This Separate Account commenced operations on August 15, 2000)

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIODS ENDED DECEMBER 31, 2000

                   Mid-Cap   Equity  Small-Cap          International Government Managed   Money   High Yield Large-Cap
                    Value    Index     Index     REIT       Value     Securities   Bond    Market     Bond      Value
                   Variable Variable Variable  Variable   Variable     Variable  Variable Variable  Variable  Variable
                   Account  Account   Account  Account     Account     Account   Account  Account   Account    Account
                   -----------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends........    $12      $29      $22       $9         $15         $105      $119    $2,106     $75        $80
                   -----------------------------------------------------------------------------------------------------
Net Investment
Income............     12       29       22        9          15          105       119     2,106      75         80
                   -----------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from
 security
 transactions.....      7       (9)     (73)                (116)           2         9      (271)     (6)       (73)

 Net unrealized
 appreciation
 (depreciation) on
 investments......    284     (844)      25       18         214          137        71      (117)    (61)       420
                   -----------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
investments.......    291     (853)     (48)      18          98          139        80      (388)    (67)       347
                   -----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS...   $303    ($824)    ($26)     $27        $113         $244      $199    $1,718      $8       $427
                   =====================================================================================================

See Notes to Financial Statements (This Separate Account commenced operations on August 15, 2000)

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                   Aggressive Emerging Diversified Small-Cap International            I-Net     Multi-   Equity   Growth
                     Equity   Markets   Research    Equity     Large-Cap    Equity  Tollkeeper Strategy  Income     LT
                    Variable  Variable  Variable   Variable    Variable    Variable  Variable  Variable Variable Variable
                    Account   Account    Account    Account     Account    Account   Account   Account  Account  Account
                   ------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
OPERATIONS

 Net investment
 income...........                          $1         $13          $5                             $47      $11      $40

 Net realized
 loss from
 security
 transactions.....     ($59)    ($226)                 (72)        (70)        ($6)     ($66)       (6)             (111)

 Net unrealized
 appreciation
 (depreciation)
 on investments...     (359)     (109)      24        (330)       (217)       (114)   (2,698)     (285)     (98)  (3,342)
                   ------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations...     (418)     (335)      25        (389)       (282)       (120)   (2,764)     (244)     (87)  (3,413)
                   ------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums.........                138                  281         281                              56               820

 Transfers
 between variable
 accounts, net....    3,675     2,049      885       5,112       7,166       1,482    11,501    10,124    7,938   22,441

 Transfers--
 policy charges
 and deductions...     (374)     (241)     (16)       (342)       (538)       (137)     (258)     (184)    (220)    (902)

 Transfers--other.        9        20                   29          49           1                  (1)              (66)
                   ------------------------------------------------------------------------------------------------------
Net Increase in
Net Assets
Derived
from Policy
Transactions......    3,310     1,966      869       5,080       6,958       1,346    11,243     9,995    7,718   22,293
                   ------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS........    2,892     1,631      894       4,691       6,676       1,226     8,479     9,751    7,631   18,880
                   ------------------------------------------------------------------------------------------------------
NET ASSETS

 Beginning of
 Period...........
                   ------------------------------------------------------------------------------------------------------
 End of Period....   $2,892    $1,631     $894      $4,691      $6,676      $1,226    $8,479    $9,751   $7,631  $18,880
                   ======================================================================================================

See Notes to Financial Statements (This Separate Account commenced operations on August 15, 2000)

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIODS ENDED DECEMBER 31, 2000

                   Mid-Cap   Equity   Small-Cap          International Government Managed   Money    High-Yield Large-Cap
                    Value    Index      Index     REIT       Value     Securities   Bond    Market      Bond      Value
                   Variable Variable  Variable  Variable   Variable     Variable  Variable Variable   Variable  Variable
                   Account  Account    Account  Account     Account     Account   Account  Account    Account    Account
                   ------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
OPERATIONS

 Net investment
 income...........     $12      $29       $22       $9          $15        $105      $119    $2,106       $75        $80

 Net realized
 gain (loss) from
 security
 transactions.....       7       (9)      (73)                 (116)          2         9      (271)       (6)       (73)

 Net unrealized
 appreciation
 (depreciation)
 on investments...     284     (844)       25       18          214         137        71      (117)      (61)       420
                   ------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations...     303     (824)      (26)      27          113         244       199     1,718         8        427
                   ------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS

 Transfer of net
 premiums.........     140      211       275                   688                   688   272,763       278        413

 Transfers
 between variable
 accounts, net....   5,713   17,658     3,255      736       10,033      11,821     6,429  (148,228)    3,875     16,334

 Transfers--
 policy charges
 and deductions...    (430)    (338)     (168)     (72)        (639)       (317)     (235)  (21,135)     (159)    (1,034)
 Transfers--other.     (25)       1       (66)                   31                    (1)       19        (2)        (8)
                   ------------------------------------------------------------------------------------------------------
Net Increase in
Net Assets
Derived
from Policy
Transactions......   5,398   17,532     3,296      664       10,113      11,504     6,881   103,419     3,992     15,705
                   ------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS........   5,701   16,708     3,270      691       10,226      11,748     7,080   105,137     4,000     16,132
                   ------------------------------------------------------------------------------------------------------
NET ASSETS

 Beginning of
 Period...........
                   ------------------------------------------------------------------------------------------------------
 End of Period....  $5,701  $16,708    $3,270     $691      $10,226     $11,748    $7,080  $105,137    $4,000    $16,132
                   ======================================================================================================

See Notes to Financial Statements (This Separate Account commenced operations on August 15, 2000)

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of twenty-two subaccounts called Variable Accounts: the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value, Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts as of December 31, 2000. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

   The Separate Account was established by Pacific Life & Annuity Company (PL&A), a wholly-owned subsidiary of Pacific Life Insurance Company (Pacific
Life), on September 24, 1998 and commenced operations on August 15, 2000. The following Variable Accounts commenced operations in 2000: the Money Market Variable Account commenced operations on August 15, 2000; the Aggressive Equity, Emerging Markets, Small-Cap Equity, International Large-Cap, Growth LT, Mid-Cap Value, International Value and Large-Cap Value Variable Accounts commenced operations on September 8, 2000; the Equity Index and High Yield Bond Variable Accounts commenced operations on October 2, 2000; the Small-Cap Index and Managed Bond Variable Accounts commenced on October 20, 2000; the I-Net Tollkeeper and Multi-Strategy Variable Accounts commenced operations on November 3, 2000; the Equity and Government Securities Variable Accounts commenced operations on November 27, 2000; the Equity Income Variable Account commenced operations on November 28, 2000; the Diversified Research Variable Account commenced operations on November 30, 2000; and the REIT Variable Account commenced operations on December 6, 2000. There were no operational activities in the Strategic Value and Focused 30 Variable Accounts through December 31, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.

   The Separate Account held by PL&A represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

   The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   A. Valuation of Investments

   Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

   B. Security Transactions and Investment Income

   Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

   C. Federal Income Taxes

   The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account.

2. DIVIDENDS

   During 2000, the Fund declared dividends for each portfolio, except for the I-Net Tollkeeper Portfolio, invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

   With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. PL&A also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks PL&A assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by PL&A.

4. RELATED PARTY AGREEMENT

   Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

   The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of December 31, 2000 were as follows:

                                                                                Variable Accounts (1)
                                              ------------------------------------------------------------------------------------
                                               Aggressive       Emerging     Diversified     Small-Cap   International
                                                 Equity         Markets        Research       Equity       Large-Cap      Equity
                                              ------------------------------------------------------------------------------------
 Total net proceeds from policy transactions    $6,314          $4,669           $885         $7,998        $9,939       $1,375
 Add:  Reinvested net investment income
       distributions from the Fund                                                  1             13             5
                                              -----------------------------------------------------------------------------------
                  Sub-Total                      6,314           4,669            886          8,011         9,944        1,375
 Less: Cost of investments disposed during
       the period                                3,064           2,928             16          2,991         3,052           35
                                              -----------------------------------------------------------------------------------
 Total cost of investments at end of period      3,250           1,741            870          5,020         6,892        1,340
 Add:  Unrealized appreciation (depreciation)     (358)           (110)            24           (329)         (216)        (114)
                                              -----------------------------------------------------------------------------------
 Total market value of investments at end
  of period                                     $2,892         $ 1,631           $894         $4,691        $6,676       $1,226
                                              ===================================================================================
                                                 I-Net          Multi-         Equity         Growth       Mid-Cap       Equity
                                               Tollkeeper      Strategy        Income           LT          Value        Index
                                              -----------------------------------------------------------------------------------
 Total net proceeds from policy transactions   $11,501         $10,179         $7,802        $25,528        $7,444      $17,687
 Add:  Reinvested net investment income
       distributions from the Fund                                  47             11             40            12           29
                                              -----------------------------------------------------------------------------------
                  Sub-Total                     11,501          10,226          7,813         25,568         7,456       17,716
 Less: Cost of investments disposed during
       the period                                  324             190             84          3,347         2,039          164
                                              -----------------------------------------------------------------------------------
 Total cost of investments at end of period     11,177          10,036          7,729         22,221         5,417       17,552
 Add:  Unrealized appreciation (depreciation)   (2,698)           (285)           (98)        (3,341)          284         (844)
                                              -----------------------------------------------------------------------------------
 Total market value of investments at end
  of period                                     $8,479          $9,751         $7,631        $18,880        $5,701      $16,708
                                              ===================================================================================
                                               Small-Cap                   International   Government      Managed       Money
                                                 Index            REIT         Value       Securities       Bond         Market
                                              -----------------------------------------------------------------------------------
 Total net proceeds from policy transactions    $4,564            $678        $15,721        $11,821       $10,978     $222,997
 Add:  Reinvested net investment income
       distributions from the Fund                  22               9             15            105           119        2,106
                                              -----------------------------------------------------------------------------------
                  Sub-Total                      4,586             687         15,736         11,926        11,097      225,103
 Less: Cost of investments disposed during
       the period                                1,339              13          5,724            315         4,088      119,851
                                              -----------------------------------------------------------------------------------
 Total cost of investments at end of period      3,247             674         10,012         11,611         7,009      105,252
 Add:  Unrealized appreciation (depreciation)       23              17            214            137            71         (115)
                                              -----------------------------------------------------------------------------------
 Total market value of investments at end
  of period                                     $3,270            $691        $10,226        $11,748        $7,080     $105,137
                                              ===================================================================================
                                              High Yield      Large-Cap
                                                 Bond           Value
                                              --------------------------
 Total net proceeds from policy transactions    $4,150         $22,390
 Add:  Reinvested net investment income
       distributions from the Fund                  75              80
                                              --------------------------
                  Sub-Total                      4,225          22,470
 Less: Cost of investments disposed during
       the period                                  164           6,759
                                              --------------------------
 Total cost of investments at end of period      4,061          15,711
 Add:  Unrealized appreciation (depreciation)      (61)            421
                                              --------------------------
 Total market value of investments at end
  of period                                     $4,000         $16,132
                                              ==========================

--------------------
(1) Operations commenced during 2000 (See Note 1 to Financial Statements).

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

   Transactions in Separate Account units for the periods ended December 31, 2000 and the selected accumulation unit information as of December 31, 2000 were as follows:

                                                                           Variable Accounts (1)
                                                -----------------------------------------------------------------------------------
                                                  Aggressive  Emerging  Diversified  Small-Cap  International            I-Net
                                                    Equity    Markets     Research    Equity      Large-Cap    Equity  Tollkeeper
                                                -----------------------------------------------------------------------------------
Increase (decrease) in units resulting from
   policy transactions:
   (a) Transfer of net premiums                                     15                      34             29
   (b) Transfers between variable accounts, net        388         212           86        582            747     150       1,181
   (c) Transfers--policy charges and deductions        (44)        (28)          (2)       (41)           (56)    (14)        (32)
   (d) Transfers--other                                                                     (1)             5
                                                -----------------------------------------------------------------------------------
Total units outstanding at end of period               344         199           84        574            725     136       1,149
                                                ===================================================================================

Accumulation Unit Value: At beginning of period     $10.00      $10.00       $10.00     $10.00         $10.00  $10.00      $10.00
                         At end of period            $8.41       $8.18       $10.63      $8.17          $9.21   $9.04       $7.38
                                                -----------------------------------------------------------------------------------
                                                   Multi-     Equity         Growth     Mid-Cap         Equity   Small-Cap
                                                  Strategy    Income           LT        Value           Index    Index       REIT
                                                -----------------------------------------------------------------------------------
Increase (decrease) in units resulting from
   policy transactions:
   (a) Transfer of net premiums                          6                       95         14             23      27
   (b) Transfers between variable accounts, net      1,012         793        2,375        560          1,826     324          73
   (c) Transfers--policy charges and deductions        (18)        (22)        (106)       (42)           (36)    (17)         (7)
   (d) Transfers--other                                 (1)         (1)                                            (6)
                                                -----------------------------------------------------------------------------------
Total units outstanding at end of period               999         770        2,364        532          1,813     328          66
                                                ===================================================================================

Accumulation Unit Value: At beginning of period     $10.00      $10.00       $10.00     $10.00         $10.00  $10.00      $10.00
                         At end of period            $9.76       $9.90        $7.99     $10.71          $9.22   $9.96      $10.43
                                                -----------------------------------------------------------------------------------
                                                  International Government   Managed    Money          High Yield Large-Cap
                                                      Value     Securities     Bond     Market            Bond      Value
                                                -----------------------------------------------------------------------------------
Increase (decrease) in units resulting from
   policy transactions:
   (a) Transfer of net premiums                         72                       69     27,083             29      41
   (b) Transfers between variable accounts, net      1,049       1,177          642    (14,718)           404   1,652
   (c) Transfers--policy charges and deductions        (67)        (31)         (23)    (2,099)           (17)   (105)
   (d) Transfers--other                                  1                                   2                     (1)
                                                -----------------------------------------------------------------------------------
Total units outstanding at end of period             1,055       1,146          688     10,268            416   1,587
                                                ===================================================================================

Accumulation Unit Value: At beginning of period     $10.00      $10.00       $10.00     $10.00         $10.00  $10.00
                         At end of period            $9.70      $10.25       $10.30     $10.24          $9.61  $10.17

--------------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.
   (1)  Operations commenced during 2000 (See Note 1 to Financial Statements).

Annual Report
as of December 31, 2000

 . Pacific Select Exec
  Separate Account of
  Pacific Life & Annuity Company


Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA  92626
Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C.  20006-2401
                                        Pacific Life & Annuity Company
                                        Client Services Department
                                        700 Newport Center Drive
                                        P.O. Box 7500
                                        Newport Beach, California  92658-7500
                                        ADDRESS SERVICE REQUESTED
Form No. 85-23210-00